FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4066


                       Pacific Capital Cash Assets Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2009

                  Date of reporting period: December 31, 2009


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)


                                Cash Assets Trust
                             Schedule of Investments
                                December 31, 2009
                                   (unaudited)
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

                       Principal                     Security
                        Amount                     Description                                       Value     (a)

U. S. Government Agency Obligations (79.8%):
Federal Home Loan Mortgage Corporation  (51.8%):
                   $30,000,000  Federal Home Loan Mortgage Corp., 0.22%, 01/04/10                 $     29,999,450
                    15,000,000  Federal Home Loan Mortgage Corp., 0.10%, 02/16/10                       14,998,083
                    20,000,000  Federal Home Loan Mortgage Corp., 0.10%, 02/23/10                       19,997,056
                    60,000,000  Federal Home Loan Mortgage Corp., 0.10%, 03/15/10                       59,987,833
                    25,000,000  Federal Home Loan Mortgage Corp., 0.12%, 04/27/10                       24,990,333
                    15,000,000  Federal Home Loan Mortgage Corp., 0.15%, 05/11/10                       14,991,875
                                                                                                 ------------------
                                                                                                       164,964,630
                                                                                                 ------------------

Federal National Mortgage Association  (28.0%):
                    10,000,000  Federal National Mortgage Association, 0.06%, 02/01/10                   9,999,483
                    25,000,000  Federal National Mortgage Association, 0.03%, 02/08/10                  24,999,208
                    10,000,000  Federal National Mortgage Association, 0.08%, 02/24/10                   9,998,875
                    24,000,000  Federal National Mortgage Association, 0.07%, 03/05/10                  23,997,060
                    20,000,000  Federal National Mortgage Association, 0.07%, 03/10/10                  19,997,261
                                                                                                 ------------------
                                                                                                        88,991,887
                                                                                                 ------------------

Total U.S. Government Agency Obligations                                                               253,956,517
                                                                                                 ------------------


Corporate Notes  (7.9%):
                    25,000,000    Toyota Series B, 1.53%, 01/29/10 (A)                                  24,999,999
                                                                                                 ------------------
                                                                                                        24,999,999
                                                                                                 ------------------

FDIC Guaranteed Securities (4.4%)
                    8,500,000  Bank of America TLGP, 0.43%, 12/23/10 (A)                                 8,500,000
                    3,000,000  General Electric  Capital Corp. TLGP, 0.33%, 07/08/10 (A)                 3,000,000
                    2,500,000  SunTrust Bank Note, 0.90%, 12/16/10 (A)                                   2,502,374
                                                                                                 -----------------
                                                                                                        14,002,374
                                                                                                 -----------------

Municipal Securities  (7.8%):
                                Chicago, IL, Midway Airport RevenueTaxable
                                 Commercial Paper 0.75%,
                    10,750,000  01/06/10                                                                10,750,000
                                Municipal Electric Authority of Georgia
                                 Taxable Commercial Paper,
                    14,000,000  0.60%, 01/04/10                                                         14,000,000
                                                                                                 -----------------
                                                                                                        24,750,000
                                                                                                 -----------------

Total Investments (Amortized Cost $317,708,890*)  - 99.9%                                              317,708,890

Other assets less liabilities - 0.1%                                                                       428,741
                                                                                                 -----------------
NET ASSETS  - 100.0%                                                                             $     318,137,631
                                                                                                 -----------------
____________                                                                                     -----------------

(A) Variable interest rate- subject to periodic change.

* Cost for Federal income tax and financial reporting purposes is identical.

Abbreviations:
FDIC-Federal Deposit Insurance Corp.
TLGP-Temporary Liquidity Guarantee Program

                                                                     Percent of
                       Portfolio Distribution                       Investments

                       U. S. Government Agency Obligations            79.9 %

                       Corporate Notes                                 7.9

                       FDIC Guaranteed Securities                      4.4

                       Taxable Municipal Securities                    7.8
                                                                     -------

                                                                     100.0 %
                                                                     =======

                 See accompanying notes to financial statements.

                                Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments (details of which can be found in the Schedule of Investments), used to value the Trust's net assets as of December 31, 2009:

                                                             Ivestments in
 Valuation Inputs                                              Securities


 Level 1 - Quoted Prices                                   $              -

 Level 2 - Other Significant
            Observable Inputs-Short-Term Instruments       $    317,708,890

 Level 3 - Significant Unobservable Inputs                 $              -
                                                          ------------------
 Total                                                     $    317,708,890
                                                          ==================





                                               Tax-Free Cash Assets Trust
                                                 Schedule of Investments
                                                    December 31, 2009
                                                       (unaudited)

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                                                                                     Moody's/S&P
    Principal           State or                                                      Ratings or
     Amount            Territory    Municipal Securities (97.6%)                    Prerefunded++             Value (a)
    ---------          ---------    -------------------------------------------     -------------            -----------

                                 Phoenix, Prerefunded to 07/01/10 @100, 5.250%,
 $      1,000,000       AZ       07/01/20                                                Prerefunded         $1,025,086
                                 Tucson, Industrial Development Authority FNMA
          425,000       AZ       Insured VRDO*, 0.230%, 07/15/31                           VIMG1**              425,000
                                 Bay Area, Toll Authority Toll Bridge Revenue
        5,000,000       CA       A-2, VRDO*, 0.170%, 04/01/47                             VMIG1/A-1           5,000,000
                                 California State, Prerefunded to 03/01/10 @101
        5,300,000       CA       NPFG Insured, 5.750%, 03/01/27                          Prerefunded          5,400,233
                                 California Statewide Communities Development
                                 Authority Revenue Bond (John Muir Health) Series
        3,200,000       CA       A VRDO*, 0.200%, 08/15/36                                VMIG1/A-1+          3,200,000
                                 California State Economic Recovery, Series B,
        3,000,000       CA       Prerefunded to 07/01/10 @100, 5.000%, 07/01/23          Prerefunded          3,071,258
                                 Golden State TOB Securization Corp., Tender
                                 Option Bond Sett Enhanced-Asset Backed, Series
        2,000,000       CA       B, Prerefunded to 06/01/10 @100, 5.600%, 06/01/28       Prerefunded          2,043,759
                                 Colorado Department of Transportation Revenue,
                                 Anticipation Notes, Prerefunded to 06/15/10 @100
        5,000,000       CO       1/2 AMBAC Insured, 6.000%, 06/15/14                     Prerefunded          5,153,672
                                 Colorado Educational & Cultural Facilities
                                 Authority Revenue Bond - Boulder Country Day
        1,135,000       CO       School, VRDO*, 0.320%, 09/01/24                            NR/AAA            1,135,000
                                 Colorado Educational & Cultural Facilities
                                 Authority Revenue Bond - National Jewish
        1,000,000       CO       Federation Series C4 VRDO*, 0.230%, 06/01/37              VIMG1**            1,000,000
                                 Colorado Educational & Cultural Facilities
                                 Authority Revenue Bond - National Jewish
        1,050,000       CO       Federation Series D4 VRDO*, 0.230%, 05/01/38              VIMG1**            1,050,000
                                 Connecticut State Special Tax, AGMC Insured
        5,500,000       CT       VRDO*, 0.270%, 12/01/10                                  VMIG1/A-1           5,500,000
                                 District of Columbia Revenue American
        2,080,000       DC       Geophysical Union, VRDO*, 0.250%, 09/01/23                 Aaa/NR            2,080,000

       3,000,000        FL       Broward County, Series B, 5.000%, 01/01/10                Aa1/AA+            3,000,000
                                 Orange County, Housing Financial Authority Post
                                 Apartment Homes, FNMA Insured VRDO*, 0.250%,
       1,800,000        FL       06/01/25                                                  NR/A-1+            1,800,000
                                 Georgia State, Series A, Prerefunded 03/01/10
       4,070,000        GA       @100, 5.000%, 03/01/19                                  Prerefunded          4,099,509
                                 Hawaii Pacific Health Wilcox Memorial Hospital
                                 Special Purpose Radian Insured VRDO*, 0.220%,
       13,000,000       HI       07/01/33                                                  Aaa/AAA           13,000,000

          300,000       HI       Hawaii State, NPFG Insured, 5.750%, 01/01/10        Escrowed to Maturity       300,000

          500,000       HI       Hawaii State, Series BZ, 6.000%, 10/01/10           Escrowed to Maturity       521,030
                                 Hawaii State, Series CU, Prerefunded to 10/01/10
        1,600,000       HI       @100 NPFG Insured, 5.250%, 10/01/20                     Prerefunded          1,659,708
                                 Hawaii State, Series CZ, AGMC Insured, 5.250%,
          500,000       HI       07/01/10                                            Escrowed to Maturity       512,480
                                 Hawaii State, Series CW, NPFG FGIC Insured,
          750,000       HI       5.500%, 08/01/10                                           Aa2/AA              772,524
                                 Hawaii State Department of Budget and Finance
                                 Special Purpose Revenue Bond (Palama Meat
                                 Company) Series A, Wells Fargo Insured, AMT
        6,500,000       HI       VRDO*, 0.420%, 10/31/29                                   NR/A-1+            6,500,000
                                 Hawaii State Department of Budget and Finance
                                 Special Purpose Revenue Refunding Queens Health
                                 System, Series B, Bank of America Insured VRDO*
       14,210,000       HI       weekly reset, 0.210%, 07/01/29                            VMIG1/A+          14,210,000

        1,000,000       HI       Hawaii State Highway Revenue, 4.000%, 01/01/10            Aa3/AA+            1,000,000
                                 Hawaii State Highway Revenue, Prerefunded to
        1,100,000       HI       07/01/10 @100 AGMC Insured, 5.500%, 07/01/20            Prerefunded          1,128,666
                                 Hawaii State Housing & Community Development
                                 Corp., Multi Family, Sunset Villas, Prerefunded
                                 to 07/20/10 @102, GNMA Collateralized , 5.750%,
          780,000       HI       01/20/36                                                Prerefunded            817,277
                                 Hawaii State Housing Finance & Development
                                 Corp., Multi Family, Lokahi Kau, FHLMC Insured
        2,300,000       HI       VRDO*, 0.240%, 12/01/41                                    Aaa/NR            2,300,000
                                 Honolulu City & County, Series A, 5.750%,
          900,000       HI       04/01/10                                            Escrowed to Maturity       912,358
                                 Chicago, Series A Prerefunded to 07/01/10 @101
        1,500,000       IL       FGIC Insured, 6.750%, 01/01/35                           Prerefunded         1,562,985
                                 Chicago Project & Refunding, Series C,
                                 Prerefunded to 07/01/10 @101 FGIC Insured,
        1,090,000       IL       5.500%, 01/01/19                                         Prerefunded         1,129,444
                                 Illinois Financial Authority Revenue University
        2,000,000       IL       Chicago Med, VRDO*, 0.200%, 08/01/43                      Aaa/AAA            2,000,000
                                 Kane, Cook & DuPage Counties, (Elgin) School
                                 District No. 46  Refunding, AGMC Insured,
        1,000,000       IL       2.500%, 01/01/10                                           Aa3/AAA           1,000,000
                                 Peoria County, Community Unit School District
                                 No. 323, Prerefunded to 04/01/10 @100 AGMC
        1,000,000       IL       Insured, 6.000%, 04/01/20                               Prerefunded          1,014,408
                                 Romeoville, Lewis University Revenue Bond VRDO*,
        2,100,000       IL       0.230%, 10/01/36                                          VIMG1**            2,100,000
                                 Indiana Financial Authority Health System
                                 Revenue, Sisters St. Francis Health, VRDO*,
        2,000,000       IN       0.220%, 09/01/48                                           Aaa/NR            2,000,000
                                 Breckenridge County, Lease Program Revenue
        2,900,000       KY       VRDO*, 0.210%, 02/01/31                                   VMIG1/NR           2,900,000
                                 Kentucky Economic Development Finance Authority
                                 Revenue, Catholic Health Initiatives,
        2,000,000       KY       Prerefunded to 06/01/10 @101, 5.750%, 12/01/15          Prerefunded          2,063,382
                                 University of Kentucky Revenue Cons Educational,
                                 Series Q, Prerefunded to 05/01/10 @100 FGIC
        4,545,000       KY       Insured, 5.250%, 05/01/20                               Prerefunded          4,618,928
                                 Michigan Higher Education Facility Authority,
          665,000       MI       Hope College VRDO*, 0.230%, 11/01/36                      VIMG1**              665,000
                                 Michigan Municipal Bond Authority Revenue Clean
                                 Water Revolving Fund, Prerefunded 10/01/10 @101,
        1,990,000       MI       5.500%, 10/01/20                                        Prerefunded          2,087,074
                                 Bloomington, Bristol Apartments Multi-Family
        3,000,000       MN       Revenue Bond FNMA Insured VRDO*, 0.310%, 11/15/32         VIMG1**            3,000,000
                                 Inver Grove Heights, Senior Housing Revenue FNMA
        1,595,000       MN       Insured VRDO*, 0.230%, 05/15/35                           VIMG1**            1,595,000
                                 Minneapolis, Revenue Guthrie Theater Project
          500,000       MN       Series A, VRDO*, 0.220%, 10/01/23                          Aa2/NR              500,000
                                 Minnesota Agricultural & Economic Development
                                 Board Revenue Refunding, Essential Health,
        3,500,000       MN       Series C, AGMC Insured, VRDO*, 0.250%, 02/15/20            NR/AAA            3,500,000
                                 Oak Park Heights, VSSA Boutwells Landing
                                 Multi-Family Revenue Bond, FHLMC Insured VRDO*,
        6,330,000       MN       0.230%, 11/01/35                                          VIMG1**            6,330,000
                                 Plymouth, MN Parkside II Multi-Family Housing
        1,395,000       MN       FNMA Insured VRDO*, 0.230%, 04/15/33                      VIMG1**            1,395,000
                                 St. Louis Park, Parkshore Campus Multi-Family
                                 Revenue Bond, FHLMC Insured VRDO*, 0.230%,
        4,000,000       MN       08/01/34                                                  VIMG1**            4,000,000
                                 St. Paul, Housing & Redevelopment Authority,
                                 Multi Family Housing, Highland Ridge Project,
        2,000,000       MN       FHLMC Insured VRDO*, 0.230%, 10/01/33                      Aaa/NR            2,000,000
                                 Kansas City, Industrial Development Authority
                                 Multi-Family - Gatehouse Apartments Project FNMA
        1,260,000       MO       Insured VRDO*, 0.230%, 11/15/26                           VIMG1**            1,260,000
                                 Kansas City, Industrial Development Authority
                                 Revenue Bond, (Ewing Marion Kaufman Foundation)
       12,260,000       MO       VRDO*, 0.250%, 04/01/27                                    NR/AAA           12,260,000
                                 Missouri State Development Financial Board
                                 Infrastructure Facility St. Louis Convention
        1,440,000       MO       Center - C, FGIC Insured VRDO* , 0.250%, 12/01/20          NR/AA-            1,440,000
                                 Missouri State Development Financial Board Lease
          180,000       MO       Revenue Bond VRDO*, 0.250%, 06/01/33                      VMIG1/NR             180,000
                                 Missouri State Health & Educational Facilities
                                 Authority Educational Facilities Revenue Bond,
                                 St. Louis University, SPA: US Bank NA VRDO*,
        2,120,000       MO       0.180%, 07/01/32                                          VMIG1/NR           2,120,000
                                 Missouri State Health & Educational Facilities
                                 Authority Educational Facilities Revenue Bond,
                                 St. Louis University, Series A, VRDO*, 0.180%,
        2,000,000       MO       10/01/35                                                 VMIG1/A-1+          2,000,000
                                 Missouri State Health & Educational Facilities
          900,000       MO       Rockhurst University VRDO*, 0.250%, 11/01/32               NR/A+               900,000
                                 Missouri State Health & Educational Facilities
                                 Southwest Baptist University VRDO*, 0.250%,
        2,630,000       MO       10/01/33                                                   NR/A-1            2,630,000
                                 University of Missouri University Revenue
                                 Bond-System Facilities Series A VRDO*, 0.200%,
        1,245,000       MO       11/01/31                                                  Aa2/A-1+           1,245,000
                                 University of Missouri University System
                                 Facilities Revenue Bond, Series B VRDO* ,
        2,300,000       MO       0.200%, 11/01/30                                          Aa2/A-1+           2,300,000
                                 Mississippi State Capital Improvement,
        1,000,000       MS       Prerefunded to 11/01/10 @100, 5.250%, 11/01/17          Prerefunded          1,039,960
                                 Washoe County, Reno-Sparks Convention, Series A,
                                 Prerefunded to 01/01/10 @100 AGMC Insured,
        2,000,000       NV       6.300%, 07/01/21                                         Prerefunded         2,000,000
                                 New Jersey Economic Development Authority,
                                 Retirement Community RE Seabrook Village, Series
        2,600,000       NJ       A, Prerefunded to 11/15/10 @101, 8.250%, 11/15/30       Prerefunded          2,803,181
                                 New Jersey Environmental Infrastructure,
        1,000,000       NJ       Prerefunded to 09/01/10 @101, 5.000%, 09/01/13          Prerefunded          1,041,209
                                 New Jersey State Educational Facilities
                                 Authority Revenue Higher Ed Capital Improvement,
                                 MBIA IBC, Prerefunded to 09/01/10 @100, 5.000%,
        1,480,000       NJ       09/01/15                                                Prerefunded          1,525,701
                                 Trenton, Parking Authority Revenue, Prerefunded
                                 to 04/01/10 @100 FGIC Insured, VRDO*, 6.100%,
        3,000,000       NJ       04/01/26                                                Prerefunded          3,043,343
                                 New York State Dorm. Authority Revenue for
                                 Future I Mental Health Services Facilities
                                 Improvement, Prerefunded to 08/15/10 @100 AGMC
        3,500,000       NY       Insured, 5.250%, 08/15/30                               Prerefunded          3,604,135
                                 New York State Housing - Liberty Street, FHLMC
        1,070,000       NY       Insured VRDO*, 0.200%, 05/01/35                           VIMG1**            1,070,000
                                 North Carolina Capital Facilities Finance Agency
                                 (Thompson's Children Home) VRDO*, 0.250%,
        1,000,000       NC       12/01/20                                                   F1+**             1,000,000
                                 North Carolina Medical Catholic Health East
        1,900,000       NC       VRDO*, 0.200%, 11/15/28                                    Aaa/AA            1,900,000
                                 Union County, Enterprise System, AGMC Insured
        5,385,000       NC       VRDO*, 0.280%, 06/01/21                                   Aa3/AAA            5,385,000
                                 Grand Forks, Health Care System Revenue Altru
                                 Health System Obligation Group, Prerefunded to
        1,000,000       ND       08/15/10 @101, 7.125%, 08/15/24                         Prerefunded          1,050,192
                                 Ohio State Highway Higher Education Capital
        5,000,000       OH       Facilities Series A, 5.200%, 02/01/10               Escrowed to Maturity     5,019,833
                                 Salem Hospital Revenue Refunding & Improvement,
        2,355,000       OH       VRDO*, 0.220%, 09/01/35                                    Aa1/NR            2,355,000
                                 Oklahoma City Airport Trust, JR Lien, 27th
                                 Series, Series A, Prerefunded to 07/01/10 @100
        2,575,000       OK       AGMC Insured, 5.125%, 07/01/20                          Prerefunded          2,638,017
                                 Oklahoma Development Finance Authority Revenue
                                 Refunding, Integris, AGMC Insured, VRDO*,
        1,000,000       OK       0.220%, 08/15/33                                          VIMG1**            1,000,000
                                 Oregon State Facilities Authority Revenue
        5,000,000       OR       Peacehealth VRDO*, 0.170%, 05/01/47                       A-1+/F1+           5,000,000

        1,200,000       PA       Emmaus, General Authority VRDO*, 0.250%, 03/01/24         NR/A-1+            1,200,000
                                 Luzerne County, Series A, AGMC Insured, VRDO*,
        3,880,000       PA       0.260%, 11/15/26                                          Aa3/AAA            3,880,000

        2,500,000       PA       Pennsylvania State, 5.000%, 01/15/10                       Aa2/AA            2,504,347
                                 Pittsburgh Public Parking Authority, Prerefunded
        1,015,000       PA       to 06/01/10 @100 AMBAC Insured, 5.550%, 12/01/12        Prerefunded          1,036,366
                                 Puerto Rico Commonwealth Infrastructure
                                 Financing Authority Special Series A, Special
                                 Obligations, Prerefunded to 10/01/10 @101,
          750,000       PR       4.750%, 10/01/12                                        Prerefunded            782,368
                                 Puerto Rico Commonwealth Infrastructure
                                 Financing Authority Special Series A, Special
                                 Obligations, Prerefunded to 10/01/10 @101,
        2,750,000       PR       5.500%, 10/01/19                                        Prerefunded          2,884,808
                                 Puerto Rico Commonwealth Infrastructure
                                 Financing Authority Special Series A, Special
                                 Obligations, Prerefunded to 10/01/10 @ 101,
        4,000,000       PR       5.500%, 10/01/32                                        Prerefunded          4,195,333
                                 Puerto Rico Electric Power Authority Revenue,
                                 Prerefunded to 07/01/10 @101 AGMC Insured,
        2,000,000       PR       5.625%, 07/01/19                                        Prerefunded          2,073,421
                                 Providence, Redevelopment Agency Revenue Public
                                 Safety & Municipal Buildings, Series A,
                                 Prerefunded 04/01/10 @101 AMBAC Insured, 5.750%,
        5,000,000       RI       04/01/29                                                Prerefunded          5,115,290
                                 Columbia, Waterworks & Sewer System Revenue
        3,000,000       SC       Prerefunded 02/01/10 @100, 5.700%, 02/01/19             Prerefunded          3,013,328
                                 South Dakota State & Educational Facilities
                                 Authority Revenue (Regional Health) VRDO* ,
        3,000,000       SD       0.250%, 09/01/27                                           Aaa/NR            3,000,000
                                 Putnam County, Prerefunded to 04/01/10 @100 FGIC
        1,000,000       TN       Insured, 5.875%, 04/01/14                               Prerefunded          1,014,092
                                 Shelby County Health Educational & Housing
                                 Facilities Board Revenue, Methodist Le Bonheur,
                                 Series B, Refunding, AGMC Insured, VRDO*,
        4,000,000       TN       0.150%, 06/01/42                                          Aa3/AAA            4,000,000
                                 Bell County, Health Facilities Development
                                 Corp., Scott & White Memorial Hospital,
                                 Prerefunded to 02/15/10 @101 NPFG Insured,
          890,000       TX       6.500%, 08/15/16                                        Prerefunded            905,602
                                 Bexar County, Housing Financial Corp., Multi
                                 Family Housing Revenue, Northwest Trails
        1,800,000       TX       Apartments, FNMA Insured VRDO*, 0.230%, 12/15/34           Aaa/NR            1,800,000
                                 Garland, Independent School District, Texas
                                 Permanent School Fund Guarantee Program, 5.000%,
        2,000,000       TX       02/15/10                                                  Aaa/AAA            2,011,031
                                 Humble, School District, Texas Permanent School
                                 Fund Guarantee Program Prerefunded to 02/15/10
        3,245,000       TX       @100, 5.500%, 02/15/19                                   Prerefunded         3,265,090
                                 McKinney, Texas Permanent School Fund Guarantee
                                 Program Prerefunded to 02/15/10 @100, 5.375%,
        5,505,000       TX       02/15/20                                                 Prerefunded         5,538,235
                                 New Braunfels, Independent School District,
                                 Texas Permanent School Fund Guarantee Program
        2,000,000       TX       Prerefunded to 02/01/10 @100, 6.000%, 02/01/17           Prerefunded         2,009,410
                                 Washington State Housing Finance Commission,
        2,210,000       WA       Northwest School Project, VRDO*, 0.279%, 06/01/32         VIMG1**            2,210,000
                                 Monona Grove, School District, Prerefunded
        5,350,000       WI       05/01/10 @100 FGIC Insured, 5.850%, 05/01/18            Prerefunded          5,441,331
                                 Wausau, School District, Refunding, Prerefunded
        4,720,000       WI       to 03/01/10 @100, 5.900%, 03/01/19                      Prerefunded          4,761,837
                                 Wisconsin State, Series A Prerefunded 05/01/10
        8,635,000       WI       @100, 5.600%, 05/01/16                                  Prerefunded          8,776,244
                                 Brooke Pleasants Tyler Wetzel Counties, Series
        1,000,000       WV       A, 7.400%, 08/15/10                                 Escrowed to Maturity     1,044,079
                                                                                                            -------------
                                 Total Investments (Amortized Cost $274,351,564+)
                                 - 97.6%                                                                    274,351,564

                                 Other assets less liabilities- 2.4%                                          6,687,216
                                                                                                            -------------

                                 NET ASSETS-100.0%                                                         $281,038,780
                                                                                                            =============
____________


* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Moody's rating

*** Fitch rating

+ Cost for Federal income tax and financial reporting purposes is identical.

++ Prerefunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

                                        Percent of
        Portfolio Distribution          Investments

        Arizona                             0.5 %

        California                          6.8

        Colorado                            3.0

        Connecticut                         2.0

        District of Columbia                0.8

        Florida                             1.8

        Georgia                             1.5

        Hawaii                              15.9

        Illinois                            3.2

        Indiana                             0.7

        Kentucky                            3.5

        Michigan                            1.0

        Minnesota                           8.1

        Mississippi                         0.4

        Missouri                            9.6

        Nevada                              0.7

        New Jersey                          3.1

        New York                            1.7

        North Carolina                      3.0

        North Dakota                        0.4

        Ohio                                2.7

        Oklahoma                            1.3

        Oregon                              1.8

        Pennsylvania                        3.2

        Puerto Rico                         3.6

        Rhode Island                        1.9

        South Carolina                      1.1

        South Dakota                        1.1

        Tennessee                           1.8

        Texas                               5.7

        Washington                          0.8

        Wisconsin                           6.9

        West Virginia                       0.4
                                          -------

                                          100.0%
                                          =======

               PORTFOLIO ABBREVIATIONS:

               AGMC- Assured Guaranty Municipal Corp.
               AMBAC - American Municipal Bond Assurance Corp. AMT - Alternative Minimum Tax
               FGIC - Financial Guaranty Insurance Corporation FHLMC - Federal Home Loan Mortgage Corp.
               FNMA - Federal National Mortgage Association
               GNMA - Government National Mortgage Association NPFG-National Public Finance Guarantee
               NR - Not Rated
               SPA - Standby Bond Purchase Agreement
               VRDO - Variable Rate Demand Obligation

     Notes: National Public Finance Guarantee formerly known as National-re and Assured Guaranty Municipal Corp. formerly known as Financial Security Assurance Inc. (FSA).

     See accompanying notes to financial statements.

                          Tax-Free Cash Assets Trust
                         NOTES TO FINANCIAL STATEMENTS
                                  (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments (details of which can be found in the Schedule of Investments), used to value the Trust's net assets as of December 31, 2009:

                                                            Investments in
 Valuation Inputs                                             Securities


 Level 1 - Quoted Prices                                    $           -

 Level 2 - Other Significant Observable
   Inputs- Short-Term Instruments                           $ 274,351,564


 Level 3 - Significant Unobservable Inputs                  $           -
                                                           --------------

 Total                                                      $ 274,351,564
                                                           ==============




                         U.S. Government Securities Cash
                                  Assets Trust
                             Schedule of Investments
                                December 31, 2009
                                   (Unaudited)

                               Principal            Security
                                 Amount            Description                                Value (a)
U.S. Government and Agency Obligations  (94.5%):

U.S. Treasury Bills  (10.9%):
                            $    67,000,000  0.05%, 03/11/10                     $            66,993,900
                                 16,000,000  0.14%, 05/20/10                                  15,991,351
                                                                                          ---------------
                                                                                              82,985,251
                                                                                          ---------------
Federal Home Loan Mortgage Corporation  (37.2%):
                                 74,000,000  0.10%, 01/28/10                                  73,994,450
                                 30,000,000  0.10%, 02/16/10                                  29,996,167
                                 30,000,000  0.10%, 02/23/10                                  29,995,583
                                 30,000,000  0.09%, 03/01/10                                  29,995,821
                                 20,000,000  0.10%, 03/15/10                                  19,995,944
                                 50,000,000  0.12%, 04/27/10                                  49,980,667
                                 50,000,000  0.15%, 05/11/10                                  49,972,917
                                                                                          --------------
                                                                                             283,931,549
                                                                                          --------------

Federal National Mortgage Association  (46.4%):
                                 40,000,000  0.09%, 01/05/10                                  39,999,600
                                 19,000,000  0.08%, 01/27/10                                  18,998,902
                                 40,000,000  0.06%, 02/01/10                                  39,997,933
                                 75,000,000  0.03%, 02/08/10                                  74,997,625
                                 40,000,000  0.08%, 02/24/10                                  39,995,500
                                 40,000,000  0.08%, 03/01/10                                  39,994,756
                                 50,000,000  0.07%, 03/05/10                                  49,993,875
                                 50,000,000  0.07%, 03/10/10                                  49,993,153
                                                                                          ---------------
                                                                                             353,971,344
                                                                                          ---------------

Total U.S. Government and Agency Obligations                                                 720,888,144
                                                                                         ----------------

FDIC Guaranteed Securities (5.4%):
                                             Bank of America TLGP
                                 21,500,000  0.43%, 12/23/10 (A)                              21,500,000
                                             General Electric TLGP
                                  7,000,000  0.33%, 07/08/10 (A)                               7,000,000
                                             Keycorp
                                  5,000,000  0.90%, 12/15/10 (A)                               5,002,172
                                             Suntrust Bank FDIC
                                  7,500,000  0.90%, 12/16/10 (A)                               7,507,121

                                                                                       -----------------
                                                                                              41,009,293
                                                                                       -----------------

Total Investments (Amortized Cost $761,897,437*)  - 99.9%                                    761,897,437

Other assets less liabilities -  0.1%                                                            894,051
                                                                                       -----------------
NET ASSETS   -   100.0%                                                                  $   762,791,488
                                                                                       -----------------
                                                                                       -----------------
____________

* Cost for Federal income tax and financial reporting purposes is identical.

(A) Variable interest rate- subject to periodic change.

Abbreviations:
FDIC-Federal Deposit Insurance Corp.
TLGP-Temporary Liquidity Guarantee Program

                                                   Percent of
Portfolio Distribution                            Investments

U.S. Government Agency Obligations                   94.6 %

FDIC Guaranteed Securities                            5.4
                                                   --------

                                                    100.0 %
                                                   ========

                            See accompanying notes to financial
                                        statements.

                           U.S. Government Securities Cash Assets
                                           Trust
                               NOTES TO FINANCIAL STATEMENTS
                                        (Unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments (details of which can be found in the Schedule of Investments), used to value the Trust's net assets as of December 31, 2009:

                                                             Investments in
 Valuation Inputs                                             Securities


 Level 1 - Quoted Prices                                $                  -
 Level 2 - Other Significant Observable
           Inputs-Short-Term Instruments                $        761,897,437

 Level 3 - Significant Unobservable Inputs              $                  -
                                                       ---------------------
 Total                                                  $        761,897,437
                                                       =====================



Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC CAPITAL CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 25, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 25, 2010


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 25, 2010